Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Operating Lease by lessee	$ 28,413	$ 12,352	$ 35,732
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	17,246	33	21,657
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	4,960	4,872	11,810
No Later Than One Year [Member]
Statement [Line Items]
Operating Lease by lessee	$ 6,207	$ 7,447	$ 2,265